EMPLOYEE BENEFIT PLANS _ Change in Projected Benefit Obligations and Change in Plan Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in Projected Benefit Obligation
Begin of the year	¥ 193	¥ 147
Current service cost	5	5
Interest cost	0	1
Contributions by plan participants	1	1
Actuarial loss (gain)	(14)	38
Foreign currency translation	(19)	3
Benefits paid	(9)	(7)
Settlements		(1)
Administrative Expenses, Taxes and Premiums Paid	0	0
Curtailments		(1)
Acquisitions	0
Effect of other economic events		7
End of the year	157	193
Change in Plan Assets
Begin of the year	6	32
Actual return on plan assets	0	(2)
Foreign currency translation	0	1
Employer contributions	1	9
Employee contributions	0	1
Benefits paid	(2)	(8)
Acquisitions	0
Other economic events		(27)
End of the year	5	6
Excess of defined benefit obligation over the fair value of plan assets	152	187
Accumulated benefit obligation	¥ 157	¥ 193